Schedule of expense (benefit) for income taxes (Details) $ in Thousands, $ in Thousands	9 Months Ended		12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2024 USD ($)	Sep. 30, 2024 CAD ($)	Sep. 30, 2023 CAD ($)
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current tax expense (benefit)			$ 71	$ 603
Deferred tax expense (benefit)	$ (678)	$ (452)	(1,313)	(336)
Total tax expense (recovery)			(1,242)	267
Total tax expense (benefit)			(1,242)	267
Domestic Tax Jurisdiction [Member]
Income Tax Paid, by Individual Jurisdiction [Line Items]
Current tax expense (benefit)			71	603
Deferred tax expense (benefit)			$ (1,313)	$ (336)